Annual Total Returns - Fidelity Flex Freedom Blend 2065 Fund [BarChart] - 03.31 Fidelity Flex Freedom Blend Funds Combo PRO-11 - Fidelity Flex Freedom Blend 2065 Fund	Jul. 13, 2021
Bar Chart Table:
Annual Return, Inception Date	Jun. 28, 2019
Fidelity Flex Freedom Blend 2065 Fund
Bar Chart Table:
Annual Return 2020	18.48%